Other receivables (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Current assets [Abstract]
Other receivables	$ 80		$ 80		$ 1
Loan receivable	0		0		2,320
Provincial sales tax 'PST' receivable	7,112		7,112		10,023
Loss allowance for PST receivable	(6,871)		(6,871)		0
Interest receivable	0		0		75
Goods and services tax 'GST' receivable	10,591		10,591		11,235
Loss allowance for GST receivable	(8,338)		(8,338)		0
Other receivables	2,574		2,574		$ 23,654
Loss allowance for other receivables	$ (15,209)	$ 0	$ (15,209)	$ 0